VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Brazil: 0.4%
215,111	(1),(2)	StoneCo Ltd.	$4,682,967	0.4

		China: 2.9%
818,704	(2)	JD.com, Inc. ADR	33,157,512	2.9

		France: 8.1%
15,566		Dassault Systemes SE	2,272,499	0.2
60,936		Kering SA	31,772,847	2.8
138,207	(2)	LVMH Moet Hennessy Louis Vuitton SE	50,687,651	4.5
363,259		Societe Generale	5,950,968	0.6
			90,683,965	8.1

		Germany: 4.5%
34,334		Allianz SE	5,847,000	0.5
151,076		Bayer AG	8,656,433	0.8
319,547		SAP SE	35,676,794	3.2
			50,180,227	4.5

		India: 3.4%
11,817,684		DLF Ltd.	21,390,184	1.9
1,954,252		ICICI Bank Ltd. ADR	16,611,142	1.5
			38,001,326	3.4

		Italy: 0.3%
104,433		Brunello Cucinelli SpA	3,162,294	0.3

		Japan: 14.1%
379,600		Capcom Co., Ltd.	11,902,323	1.1
79,500		Fanuc Ltd.	10,623,255	1.0
87,204		Keyence Corp.	28,037,182	2.5
247,100		Minebea Mitsumi, Inc.	3,649,779	0.3
575,400		Murata Manufacturing Co., Ltd.	28,605,871	2.5
507,600		Nidec Corp.	26,158,913	2.3
298,500		Omron Corp.	15,433,251	1.4
348,441		Takeda Pharmaceutical Co., Ltd.	10,609,371	0.9
310,500		TDK Corp.	23,874,086	2.1
			158,894,031	14.1

		Netherlands: 2.6%
415,776		Airbus SE	26,810,042	2.4
8,487		ASML Holding NV	2,237,301	0.2
			29,047,343	2.6

		Spain: 1.6%
696,473		Industria de Diseno Textil SA	18,048,165	1.6

		Sweden: 3.0%
850,608		Assa Abloy AB	15,879,754	1.4
531,357		Atlas Copco AB - A Shares	17,669,882	1.6
			33,549,636	3.0

		Switzerland: 0.5%
652,216		Credit Suisse Group AG	5,264,267	0.5

		United Kingdom: 2.8%
415,481	(1),(2)	Farfetch Ltd. - Class A	3,282,300	0.3
457,045	(1)	International Game Technology PLC	2,719,418	0.2
1,135,539		Prudential PLC	14,228,098	1.3
226,935		Unilever PLC	11,444,349	1.0
			31,674,165	2.8

		United States: 54.5%
162,853	(2)	Adobe, Inc.	51,826,339	4.6
246,706		Agilent Technologies, Inc.	17,669,084	1.6
81,720	(2)	Alphabet, Inc. - Class A	94,954,554	8.4
7,081	(2)	Amazon.com, Inc.	13,805,967	1.2
79,426		Anthem, Inc.	18,032,879	1.6
780,545	(2)	Avantor, Inc.	9,749,007	0.9
88,821	(2)	Blueprint Medicines Corp.	5,194,252	0.4
225,371	(2)	Centene Corp.	13,389,291	1.2
446,659		Citigroup, Inc.	18,813,277	1.7
248,929		Colgate-Palmolive Co.	16,518,928	1.5
104,896	(2)	Electronic Arts, Inc.	10,507,432	0.9
139,235		Equifax, Inc.	16,631,621	1.5
275,303	(2)	Facebook, Inc. - Class A	45,920,540	4.1
109,462		Fidelity National Information Services, Inc.	13,314,958	1.2
170,820	(1),(2)	GlycoMimetics, Inc.	389,470	0.0
15,930	(2)	Illumina, Inc.	4,350,802	0.4
109,634	(2)	Incyte Corp., Ltd.	8,028,498	0.7
105,653		Intel Corp.	5,717,940	0.5
184,021		Intuit, Inc.	42,324,830	3.8
164,820	(1),(2)	Ionis Pharmaceuticals, Inc.	7,792,690	0.7
29,654	(2)	IQVIA Holdings, Inc.	3,198,480	0.3
324,440	(2)	MacroGenics, Inc.	1,888,241	0.2
560,794		Maxim Integrated Products	27,260,196	2.4
75,997		Microsoft Corp.	11,985,487	1.1
264,847	(2)	PayPal Holdings, Inc.	25,356,452	2.2
150,881	(1),(2)	Phathom Pharmaceuticals, Inc.	3,895,747	0.3
201,921		S&P Global, Inc.	49,480,741	4.4
76,124	(1),(2)	Sage Therapeutics, Inc.	2,186,281	0.2
69,557	(1),(2)	Sarepta Therapeutics, Inc.	6,804,066	0.6
137,113	(2)	Uniqure B.V.	6,506,012	0.6
167,844		United Parcel Service, Inc. - Class B	15,679,986	1.4
173,779	(1),(2)	Veracyte, Inc.	4,224,568	0.4
61,854	(1)	Visa, Inc. - Class A	9,965,916	0.9
192,331		Walt Disney Co.	18,579,175	1.6
113,326		Zimmer Biomet Holdings, Inc.	11,454,992	1.0
			613,398,699	54.5

	Total Common Stock
	(Cost $710,676,521)		1,109,744,597	98.7

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
	India: 0.0%
2,598,630	(2) Zee Entertainment Enterprises Ltd.	$101,333	0.0

	Total Preferred Stock
	(Cost $335,415)	101,333	0.0

	Total Long-Term Investments
	(Cost $711,011,936)	1,109,845,930	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Commercial Paper: 0.3%
950,000	(3)	Exxon Mobil Corp., 1.600%, 06/03/2020	946,424	0.1
500,000	(3)	Federal Republic of Germany, 1.620%, 05/21/2020	499,292	0.0
950,000	(3)	LMA Americas LLC, 1.660%, 04/07/2020	949,797	0.1
950,000	(3)	Pfizer Inc., 1.630%, 04/16/2020	949,521	0.1

	Total Commercial Paper
	(Cost $3,345,034)		3,345,034	0.3

		Floating Rate Notes: 1.1%
825,000	(3)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	825,129	0.1
275,000	(3)	Bank of Montreal, 0.210%, 07/13/2020	274,124	0.0
275,000	(3)	Bank of Nova Scotia, 0.300%, 05/20/2020	274,594	0.0
275,000	(3)	Bank of Nova Scotia, 0.830%, 08/20/2020	274,833	0.0
950,000	(3)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	945,010	0.1
800,000	(3)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	800,201	0.1
725,000	(3)	Crédit Industriel et Commercial, 1.250%, 04/09/2020	725,117	0.1
700,000	(3)	Credit Suisse Group AG, 0.360%, 04/17/2020	699,975	0.0
950,000	(3)	JPMorgan Chase & Co., 1.740%, 08/07/2020	948,391	0.1
950,000	(3)	Lloyds Bank PLC, 1.080%, 07/31/2020	949,454	0.1
350,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.970%, 06/24/2020	350,004	0.0
825,000	(3)	Mizuho Financial Group Inc., 1.640%, 05/05/2020	825,389	0.1
725,000	(3)	Royal Bank of Canada, 0.960%, 07/17/2020	724,380	0.1
950,000	(3)	Societe Generale, 0.290%, 09/04/2020	946,093	0.1
950,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 1.460%, 06/05/2020	949,911	0.1
700,000	(3)	The Norinchukin Bank, 1.200%, 04/24/2020	700,080	0.0
825,000	(3)	The Sumitomo Mitsui Financial Group, 1.270%, 05/06/2020	825,343	0.1
450,000	(3)	Toronto-Dominion Bank, 0.940%, 04/16/2020	450,057	0.0

	Total Floating Rate Notes
	(Cost $12,488,085)		12,488,085	1.1

		Repurchase Agreements: 0.3%
1,880,044	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,880,045, collateralized by various U.S. Government Agency Obligations, 0.150%-8.500%, Market Value plus accrued interest $1,917,645, due 04/15/21-09/20/69)	1,880,044	0.2
1,000,000	(3)	MUFG Securities America Inc., Repurchase Agreement dated 03/03/20, 0.35%, due 05/05/20 (Repurchase Amount $1,000,604, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $1,049,999, due 10/15/20-09/09/49)	1,000,000	0.1

	Total Repurchase Agreements
	(Cost $2,880,044)		2,880,044	0.3

		Certificates of Deposit: 0.1%
950,000	(3)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.640%, 05/12/2020	950,471	0.1
325,000	(3)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	325,174	0.0

	Total Certificates of Deposit
	(Cost $1,275,645)		1,275,645	0.1

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
12,756,914	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $12,756,914)	$12,756,914	1.1

	Total Short-Term Investments
	(Cost $32,745,722)	32,745,722	2.9

	Total Investments in Securities (Cost $743,757,658)	$1,142,591,652	101.6
	Liabilities in Excess of Other Assets	(17,846,311)	(1.6)
	Net Assets	$1,124,745,341	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Sector Diversification	Percentage of Net Assets
Information Technology	29.2%
Communication Services	16.2
Consumer Discretionary	13.9
Health Care	12.8
Industrials	11.9
Financials	10.3
Consumer Staples	2.5
Real Estate	1.9
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Brazil	$4,682,967	$–	$–	$4,682,967
China	33,157,512	–	–	33,157,512
France	–	90,683,965	–	90,683,965
Germany	–	50,180,227	–	50,180,227
India	16,611,142	21,390,184	–	38,001,326
Italy	–	3,162,294	–	3,162,294
Japan	–	158,894,031	–	158,894,031
Netherlands	–	29,047,343	–	29,047,343
Spain	–	18,048,165	–	18,048,165
Sweden	–	33,549,636	–	33,549,636
Switzerland	–	5,264,267	–	5,264,267
United Kingdom	6,001,718	25,672,447	–	31,674,165
United States	613,398,699	–	–	613,398,699
Total Common Stock	673,852,038	435,892,559	–	1,109,744,597
Preferred Stock	101,333	–	–	101,333
Short-Term Investments	12,756,914	19,988,808	–	32,745,722
Total Investments, at fair value	$686,710,285	$455,881,367	$–	$1,142,591,652

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $758,813,014.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$448,602,752
Gross Unrealized Depreciation	(64,885,760)
Net Unrealized Appreciation	$383,716,992